Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
Note 24. Subsequent Events
In preparing the consolidated financial statements as of December 31, 2023, the Company has evaluated subsequent events through March
15
, 2024 which is the date the consolidated financial statements were issued. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the consolidated financial statements as of December 31, 2023.